Other income and expenses, net	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other income and expenses, net

11.	Other income and expenses, net

	2025	2024	2023
Stoppages for asset maintenance and pre-operating expenses	(2,658)	(2,617)	(2,205)
Variable compensation programs (1)	(1,360)	(932)	(1,011)
Pension and medical benefits - retirees (2)	(1,317)	(2,196)	(1,172)
Losses with legal, administrative and arbitration proceedings	(1,023)	(996)	(797)
Collective bargaining agreement	(486)	(8)	(217)
Institutional relations and cultural projects	(336)	(224)	(156)
Equalization of expenses - Production Individualization Agreements (3)	(241)	(17)	(50)
Operating expenses with thermoelectric power plants	(217)	(221)	(189)
Allowance (reversals) for credit loss on trade and other receivables, net	(73)	(260)	(18)
Results on disposal/write-offs of assets	20	228	1,295
Gains (losses) with commodities derivatives	21	42	11
Government grants	159	161	315
Fines imposed on customers	161	219	238
Results from co-participation agreements in bid areas	237	259	284
Fines imposed on suppliers	274	249	239
Reimbursements from E&P partnership operations	325	493	571
Results of non-core activities	457	261	170
Losses on decommissioning of areas	535	(2,584)	(1,195)
Early termination and changes to cash flow estimates of leases	616	349	415
Others	64	(99)	(559)
Total	(4,842)	(7,893)	(4,031)
(1) Comprises Profit Sharing (PLR) and Performance award program (PRD), as described in note 19.1.
(2) For more information, see note 19.3 - Employee benefits (post-employment).
(3) For more information, see note 27.1 - Production Individualization Agreements.